Long-Term Debt	12 Months Ended
Dec. 31, 2023
Long-Term Debt [Abstract]
Long-Term Debt
7.	Long-Term Debt

The amount of long-term debt shown in the accompanying consolidated balance sheets is analyzed as follows:

	December 31, 2023	Current	Non-current	December 31, 2022	Current	Non-current

Nordea Bank secured term loan	$19,167	$3,334	$15,833	$20,663	$3,740	$16,923
Piraeus Bank secured term loans	-	-	-	67,584	9,048	58,536
Alpha Bank secured term loans	36,050	4,200	31,850	40,250	4,200	36,050
less unamortized deferred financing costs	(331)	(107)	(224)	(822)	(242)	(580)
Total debt, net of deferred financing costs	$54,886	$7,427	$47,459	$127,675	$16,746	$110,929

Secured Term Loans: The Company, through its vessel-owning subsidiaries, has entered into various long term loan agreements with certain financial institutions (as described below) to partially finance the acquisition cost of its tanker vessels. All loans are repayable in quarterly installments plus one balloon installment per loan agreement to be paid together with the last installment. The Company ‘s loans bear variable interest at SOFR plus a fixed margin, which during 2023 ranged from 2.35% to 2.75%, and as of December 31, 2023, after the refinance of the Nordea loan (discussed below), the applicable margins ranged from 2.35% to 2.60%. The loan maturities fall due from November 2027 to August 2028, and at each utilization date, arrangement fees ranging from 0.50% to 1.00% were paid. As of December 31, 2023, the term loans were collateralized by four of the Company’s tanker vessels, whose aggregate net book value was $125,200.

In July 2019, the Company, through two of its vessel-owning subsidiaries, entered into a loan agreement with Nordea Bank Abp, Filial i Norge (“Nordea Bank”) for a senior secured term loan facility of up to $33,000, to partially finance the acquisition cost of the vessels “Blue Moon” and “Briolette”. In December 2019 and in March 2020, the Nordea Bank loan was twice amended and restated to increase the loan facility to up to $47,000 and $59,000, respectively, to partially support the acquisition cost of the tanker vessels “P. Fos” and “P. Kikuma”, respectively. In December 2020, the Company entered a Deed of Release with Nordea Bank, according to which the borrowers of the vessels “P. Fos” and “P. Kikuma” were released from all obligations under the agreement, in connection with the re-finance by Piraeus Bank S.A. (described below). Also in December 2020, the Company entered into a Supplemental Loan Agreement with Nordea Bank, to amend the existing repayment schedules of the “Blue Moon” and “Briolette” tranches and to amend the major shareholder’s clause included in the agreement. On August 4, 2023, the Company refinanced the existing outstanding loan of the amount of $17,859 with Nordea Bank which was initially entered to partially finance the acquisition of the vessels “Blue Moon” and “Briolette”, with a revolving credit in an aggregate amount not exceeding $20,000 at any one time. As such, the Company drew down an amount of $2,141, which is reflected in line Proceeds from Long-term bank debt in the accompanying consolidated cash flows. The new loan has a duration of 5 years from the signing date of the agreement. The Company followed the applicable guidance of ASC 470 and concluded that the specific loan should be treated as a term loan, however, if a prepayment occurs during the life of the facility, then the accounting guidance for revolving credit facilities would apply.

In December 2020, the Company, through three of its vessel-owning subsidiaries, entered into a loan agreement with Piraeus Bank S.A. (“Piraeus Bank”) for a senior secured term loan facility of up to $31,526, to refinance the existing indebtedness of the vessels “P. Fos” and “P. Kikuma” with Nordea Bank, described above, and partially finance the acquisition cost of the vessel “P. Yanbu”. The three borrowers utilized in December 2020 an aggregate amount of $29,958 under the loan agreement, and no amount remained available for drawdown thereafter. The “P. Fos” trance was repaid in full and released from the loan agreement in November 2022, due to the vessels’ sale. Furthermore, the “P. Yanbu” and the “P. Kikuma” trances were also released from the specific loan agreement in July and December 2022, respectively, as part of their refinancing under the new loan agreements with Piraeus Bank signed in June and November 2022 (discussed below), and as such, the specific loan agreement was terminated.

In June 2022, the Company, through the vessel-owning subsidiaries of the vessels “P. Sophia” and “P. Yanbu”, entered into a new loan agreement with Piraeus Bank for a senior secured term loan facility of up to $31,933. The purpose of this facility was to finance the acquisition of “P. Sophia” by up to $24,600 and refinance the existing indebtedness of $7,333 of the vessel “P. Yanbu”. The Company utilized the full amount of $31,933 in July 2022. On May 29, 2023, the Company signed a Supplemental loan agreement with Piraeus Bank, the purpose of which was to replace LIBOR rate with SOFR rate, effective June 1, 2023. All other terms of the loan agreement remained unaltered. The Company accounted for the Supplemental loan agreement as a contract modification. Finally, in December 2023, the Company pre-paid its existing indebtedness of $27,933 and accordingly, the specific loan agreement was terminated.
In November 2022, the Company, through the vessel-owning subsidiaries of the vessels “P. Monterey” and “P. Kikuma”, entered into a new loan agreement with Piraeus Bank for a senior secured term loan facility of up to $37,400. The purpose of this facility was to finance the acquisition of “P. Monterey” by up to $29,615 and refinance the existing indebtedness of $7,785 of the vessel “P. Kikuma”. The Company utilized the amount of $36,450 in November 2022, and no amount remained available for drawdown thereafter. In November 2023, before the sale of the vessel “P. Kikuma” (Note 6), the Company pre-paid the loan balance of $13,926, and the respective ship-owning company was released from its loan obligations. Finally, in December 2023, the Company also pre-paid the remaining outstanding loan balance of $16,676 of the vessel “P. Monterey”, and thus the loan agreement was terminated.
Also in November 2022, the Company, through the vessel-owning subsidiary of the vessel “P. Aliki” signed a loan agreement with Alpha Bank S.A (“Alpha Bank”), to support the acquisition of the vessel by providing a secured term loan of up to $18,250. The maximum loan amount was drawn down upon the vessel’s delivery to the Company in November 2022.
Finally, in December 2022, the Company, through the vessel-owning subsidiary of the vessel “P. Long Beach” signed a loan agreement with Alpha Bank S.A, to support the acquisition of the vessel by providing a secured term loan of up to $22,000. The maximum loan amount was drawn down upon the vessel’s delivery to the Company in December 2022.

All loans are guaranteed by Performance Shipping Inc. and are also secured by first priority mortgages over the financed fleet, first priority assignments of earnings, insurances and of any charters exceeding durations of certain length of time, pledge over the borrowers’ shares and over their earnings accounts, and vessels’ managers’ undertakings. The loan agreements also require a minimum hull value of the financed vessels, impose restrictions as to dividend distribution following the occurrence of an event of default and changes in shareholding, include customary financial covenants and require at all times during the facility period a minimum cash liquidity. As at December 31, 2023 and 2022, the maximum compensating cash balance required under the Company’s loan agreements amounted to $10,000 and $10,500, respectively, and is included in Cash and cash equivalents in the accompanying consolidated balance sheets. Also, as at December 31, 2023 2022, the restricted cash, being pledged deposits, required under the Company’s loan agreements amounted to $1,000 and $1,000, respectively, and is included in Restricted cash, non-current in the accompanying consolidated balance sheets. As at December 31, 2023 and 2022,  the Company was in compliance with all of its loan covenants.

The weighted average interest rate of the Company’s bank loans for 2023, 2022 and 2021, was 7.60%, 4.85% and 2.90%, respectively.

For 2023, 2022 and 2021, interest expense on long-term bank debt amounted to $9,039, $3,191 and $1,596, respectively, and is included in Interest and finance costs in the accompanying consolidated statement of operations. Accrued interest on bank debt as of December 31, 2023 and 2022, amounted to $294 and $390, respectively, and is included in Accrued liabilities in the accompanying consolidated balance sheets.

As at December 31, 2023, the maturities of the drawn portions of the debt facilities described above, are as follows:

Principal Repayment
Year 1	$7,533
Year 2	7,533
Year 3	7,533
Year 4	26,783
Year 5	5,835
Total	$55,217